UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-22543)

KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Asset Management 555 California Street, 50th Floor San Francisco, California		94104
(Address of principal executive offices)		(Zip code)

U.S. Bancorp Fund Services. LLC 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 315-3620

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments.

Income Opportunities Fund	January 31, 2014 (Unaudited)

Schedule of Investments

	Par†		Value
HIGH YIELD SECURITIES - 87.9%
Banks - 4.4%
SquareTwo Financial Corp.
11.625%, 04/01/2017	12,806,000		$12,934,060

Capital Goods - 4.1%
Bombardier, Inc.
6.125%, 01/15/2023 (a) (j)	4,327,000		4,262,095
Calcipar SA
6.875%, 05/01/2018 (a) (j)	400,000		424,000
Jeld-Wen Escrow Corp.
12.250%, 10/15/2017 (a)	6,653,000		7,467,992
			12,154,087
Commercial & Professional Services - 2.3%
Iron Mountain Inc.
5.750%, 08/15/2024	4,166,000		3,895,210
Verisure Holding AB
8.750%, 09/01/2018 (a) (j)	EUR	1,950,000	2,866,680
			6,761,890
Consumer Durables & Apparel - 5.7%
Algeco Scotsman Global Sarl
10.750%, 10/15/2019 (a) (j)	1,077,000		1,160,468
Easton-Bell Sports, Inc.
9.750%, 12/01/2016	1,232,000		1,282,820
Hot Topic, Inc.
12.000%, 05/15/2019 (a) (d)	294,000		296,940
9.250%, 06/15/2021 (a)	11,138,000		11,806,280
Masonite International Corporation
8.250%, 04/15/2021 (a) (j)	2,015,000		2,206,425
			16,752,933
Diversified Financials - 0.6%
FTI Consulting, Inc.
6.000%, 11/15/2022	1,849,000		1,876,735

Energy - 6.0%
Bill Barrett Corp.
7.000%, 10/15/2022	3,800,000		3,961,500
Hilcorp Energy I LP (Hilcorp Finance Co.)
8.000%, 02/15/2020 (a)	1,950,000		2,106,000
7.625%, 04/15/2021 (a)	425,000		460,063
SandRidge Energy, Inc.
7.500%, 02/15/2023	5,000,000		5,093,750
7.500%, 03/15/2021	5,761,000		5,977,037
			17,598,350
Food & Staples Retailing - 0.8%
Brake Bros Ltd.
7.125%, 12/15/2018 (a) (f) (g) (j)	GBP	1,440,000	2,367,214

Health Care Equipment & Services - 4.5%
HealthSouth Corp.
5.750%, 11/01/2024	1,173,000		1,161,270
IMS Health, Inc.
7.375%, 09/01/2018 (a) (d)	180,000		186,075

	Par†		Value
HIGH YIELD SECURITIES - 87.9% (continued)
Health Care Equipment & Services - 4.5% (continued)
Select Medical Corp.
6.375%, 06/01/2021	11,825,000		$11,869,344
			13,216,689
Household & Personal Products - 1.4%
Harbinger Group, Inc.
7.785%, 07/15/2019	3,407,000		3,645,490
7.750%, 01/15/2022	471,000		469,823
			4,115,313
Insurance - 4.7%
Ambac Assurance Corp.
5.100%, 06/07/2020 (a)	1,671,000		1,537,320
Towergate Finance PLC
10.500%, 02/15/2019 (a) (j)	GBP	2,500,000	4,249,971
8.500%, 02/15/2018 (a) (j)	GBP	4,600,000	7,996,745
			13,784,036
Materials - 13.1%
AM Castle & Co.
12.750%, 12/15/2016	4,604,000		5,156,480
American Rock Salt Co. LLC
8.250%, 05/01/2018 (a)	1,982,000		2,046,415
Cemex Materials LLC
7.700%, 07/21/2025 (a)	13,760,000		14,310,400
Ineos US Finance LLC
8.375%, 02/15/2019 (a)	2,600,000		2,866,500
Pinnacle Agriculture Holdings LLC
9.000%, 11/15/2020 (a)	2,139,000		2,304,772
Summit Materials Holdings LP
10.500%, 01/31/2020	8,395,000		9,328,944
Wise Metals Group LLC
8.750%, 12/15/2018 (a) (f) (g)	24,000		25,440
Xella Holdco Finance SA
9.125%, 09/15/2018 (a) (d) (j)	EUR	1,881,000	2,689,136
			38,728,087
Media - 14.1%
Catalina Marketing Corp.
N/A, 11/15/2015 (a) (e)	3,693,000		3,102,120
CC Media Holdings, Inc., Series B
7.625%, 03/15/2020	5,597,000		5,904,835
Cequel Communications Holdings LLC
5.125%, 12/15/2021 (a)	5,447,000		5,120,180
Charter Communications, Inc.
6.625%, 01/31/2022	1,842,000		1,924,890
DISH DBS Corp.
5.000%, 03/15/2023	40,000		37,500
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (a) (j)	6,104,000		5,829,320
Lamar Media Corp.
5.000%, 05/01/2023	6,053,000		5,871,410
Norcell Sweden Holding 2 AB
10.750%, 09/29/2019 (a) (j)	EUR	2,700,000	4,078,495

	Par†	Value
HIGH YIELD SECURITIES - 87.9% (continued)
Media - 14.1% (continued)
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (a)	1,956,000	$2,022,015
4.625%, 05/15/2023 (a)	4,260,000	3,802,050
Time Warner Entertainment Co. LP
8.375%, 03/15/2023	1,823,000	2,182,988
Virgin Media, Inc.
6.375%, 04/15/2023 (a) (j)	1,873,000	1,910,460
		41,786,263
Real Estate - 1.3%
Realogy Group LLC
7.875%, 02/15/2019 (a)	3,494,000	3,808,460

Retailing - 3.0%
Gymboree Corp.
9.125%, 12/01/2018	1,993,000	1,773,770
J.C. Penney Corp., Inc.
7.950%, 04/01/2017	449,000	365,935
7.650%, 08/15/2016	76,000	63,460
5.750%, 02/15/2018	100,000	72,250
5.650%, 06/01/2020	3,517,000	2,505,862
The Bon-Ton Department Stores, Inc.
8.000%, 06/15/2021	4,237,000	4,104,594
		8,885,871
Semiconductors & Semiconductor Equipment - 0.6%
Amkor Technology, Inc.
7.375%, 05/01/2018	1,819,000	1,891,760

Software & Services - 4.8%
Datatel, Inc.
9.625%, 12/01/2018 (a) (d) (f) (g)	1,433,000	1,483,155
Epicor Software Corp.
9.000%, 06/15/2018 (a) (d)	1,000,000	1,045,000
iGATE Corp.
9.000%, 05/01/2016	8,900,000	9,411,750
iPayment Investors LP
10.250%, 05/15/2018	1,773,000	1,351,913
VeriSign, Inc.
4.625%, 05/01/2023	1,000,000	957,500
		14,249,318
Technology Hardware & Equipment - 4.9%
Artesyn Technologies, Inc.
9.750%, 10/15/2020 (a)	2,687,000	2,787,762
Avaya, Inc.
9.000%, 04/01/2019 (a)	2,273,000	2,358,237
7.000%, 04/01/2019 (a)	1,485,000	1,466,438
Flextronics International Ltd.
5.000%, 02/15/2023 (j)	2,250,000	2,182,500
Live Nation Entertainment, Inc.
7.000%, 09/01/2020 (a)	1,821,000	1,975,785

	Par†		Value
HIGH YIELD SECURITIES - 87.9% (continued)
Technology Hardware & Equipment - 4.9% (continued)
Sensata Technologies BV
4.875%, 10/15/2023 (a) (j)	4,016,000		$3,815,200
			14,585,922
Telecommunication Services - 6.2%
GCI, Inc.
8.625%, 11/15/2019	7,800,000		8,307,000
6.750%, 06/01/2021	6,006,000		5,825,820
Sprint Corp.
7.875%, 09/15/2023 (a)	2,114,000		2,256,695
T-Mobile USA, Inc.
6.625%, 11/15/2020	1,800,000		1,903,500
			18,293,015
Transportation - 1.3%
Sabre, Inc.
8.500%, 05/15/2019 (a)	3,617,000		3,987,743

Utilities - 4.1%
Calpine Corp.
7.875%, 01/15/2023 (a)	3,126,000		3,446,415
5.875%, 01/15/2024 (a)	215,000		213,388
Edison Mission Energy
7.000%, 05/15/2017 (h)	3,647,000		2,817,307
NRG Energy, Inc.
6.625%, 03/15/2023	5,525,000		5,642,406
			12,119,516
TOTAL HIGH YIELD SECURITIES (amortized cost $256,207,263)			259,897,262

LEVERAGED LOANS - 35.6%
Capital Goods - 1.8%
Data Device Corp., TL 1L B 06/12
8.000%, 07/11/2018 (b)	4,543,735		4,543,735
Maxim Crane Works LP (Maxim Finance Corp.), TL 2L B 11/13
10.250%, 11/26/2018 (b)	696,360		712,606
			5,256,341
Commercial & Professional Services - 1.5%
PHS Group Holdings Ltd., TL 1L B Ext 09/12
4.737%, 08/02/2016 (b) (j)	GBP	1,734,051	2,318,795
PHS Group Holdings Ltd., TL 1L C Ext 09/12
4.737%, 08/01/2016 (b) (j)	GBP	1,668,949	2,231,741
			4,550,536
Consumer Durables & Apparel - 0.1%
Algeco Scotsman Global Sarl, TL PIK 04/13
N/A, 05/01/2018 (c) (d) (j)	288,662		301,652
OneStopPlus Group, TL 1L 02/13
5.500%, 02/05/2020 (b)	74,706		75,594
			377,246
Consumer Services - 2.2%
American Casino & Entertainment Properties LLC, TL 2L 06/13
11.250%, 01/03/2020 (b)	1,524,238		1,592,828

	Par†		Value
LEVERAGED LOANS - 35.6% (continued)
Consumer Services - 2.2% (continued)
Education Management Corp., TL 1L C3 02/07
8.250%, 03/30/2018 (b)	4,964,081		$4,976,467
			6,569,295
Energy - 1.6%
Sabine Oil & Gas LLC, TL 2L 12/12
8.750%, 12/31/2018 (b)	1,888,290		1,918,975
Willbros United States Holding, Inc., TL 1L B 08/13
11.000%, 08/05/2019 (b)	2,841,311		2,873,275
			4,792,250
Food & Staples Retailing - 4.0%
Brake Bros Ltd., TL 1L D2 10/07 GBP
6.487%, 03/13/2017 (b) (j)	GBP	3,045,906	4,763,062
Selecta Management Group AG, TL 1L B4 07/07 EUR
2.488%, 06/29/2015 (b) (j)	EUR	5,500,000	7,066,882
			11,829,944
Food, Beverage & Tobacco - 5.9%
Arysta Lifescience SPC LLC, TL 2L 05/13
8.250%, 11/30/2020 (b) (j)	3,800,000		3,878,394
CSM Bakery Products, TL 2L 07/13
8.500%, 07/03/2021 (b)	5,300,000		5,389,438
CTI Foods Holding Co. LLC, TL 2L 06/13
8.250%, 06/28/2021 (b)	3,800,000		3,895,000
North American Breweries Holdings LLC, TL 1L B 12/12
7.500%, 12/11/2018 (b)	4,400,336		4,180,319
			17,343,151
Health Care Equipment & Services - 0.7%
CHG Healthcare Services, Inc., TL 2L 11/12
9.000%, 11/19/2020 (b)	1,559,783		1,587,079
Greenway Medical Technologies, TL 2L 10/13
9.250%, 11/04/2021 (b)	545,410		554,954
			2,142,033
Materials - 2.9%
Continental Building Products LLC, TL 2L 08/13
8.750%, 02/26/2021 (b)	893,910		899,873
Monarch, TL 2L 04/13
8.250%, 04/03/2020 (b) (j)	4,089,774		4,243,140
Wilton Brands, Inc., TL 1L B 08/12
7.500%, 08/30/2018 (b)	3,701,299		3,534,740
			8,677,753
Retailing - 3.3%
Gymboree Corp., TL 1L 02/11
5.000%, 02/23/2018 (b)	5,299,288		4,820,868
Hudson’s Bay Co., TL 2L 10/13
8.250%, 11/04/2021 (b) (j)	1,011,735		1,048,830
J.C. Penney Corp., Inc., TL 1L 05/13
6.000%, 05/22/2018 (b)	3,941,862		3,831,825
			9,701,523
Software & Services - 10.2%
Infor Global Solutions European Finance Sarl, TL PIK 03/07
12.875%, 05/05/2017 (d)	14,125,280		14,796,231

	Par†	Value
LEVERAGED LOANS - 35.6% (continued)
Software & Services - 10.2% (continued)
iPayment Investors LP, TL 1L B 05/11
6.750%, 05/08/2017 (b)	7,723,649	$7,575,587
Travelport LLC, TL 1L 06/13
6.250%, 06/26/2019 (b)	7,462,500	7,658,390
		30,030,208
Technology Hardware & Equipment - 0.7%
Websense, Inc., TL 2L 06/13
8.250%, 12/24/2020 (b)	1,902,351	1,907,107

Telecommunication Services - 0.7%
Lightower Fiber LLC, TL 2L 04/13
8.000%, 04/12/2021 (b)	2,143,669	2,194,581

TOTAL LEVERAGED LOANS (amortized cost $104,236,110)		105,371,968

	Shares
COMMON STOCKS - 2.4%
Banks - 0.8%
Ally Financial, Inc. (i)	290	2,301,875

Health Care Equipment & Services - 1.4%
Amedisys, Inc. (f) (g) (i)	271,040	4,089,994
Gentiva Health Services, Inc. (i)	1,146	13,018
		4,103,012
Insurance - 0.1%
Assured Guaranty Ltd. (j)	16,790	355,109

Materials - 0.1%
Stillwater Mining Co. (i)	34,230	429,244

TOTAL COMMON STOCKS (cost $6,649,144)		7,189,240

PREFERRED STOCKS - 0.9%
Banks - 0.9%
Barclays Bank PLC, Series 5
8.125% (j)	81,469	2,079,903
Federal Home Loan Mortgage Corp., Series Z
8.375% (h) (i)	25,000	250,500
Federal National Mortgage Association, Series S
8.250% (h) (i)	25,000	238,750
		2,569,153

TOTAL PREFERRED STOCKS (cost $2,311,493)		2,569,153

TOTAL INVESTMENTS (amortized cost $369,404,010) †† - 126.8%		375,027,623
LIABILITIES EXCEEDING OTHER ASSETS, NET - (26.8)%		(79,215,953)
NET ASSETS - 100.0%		$295,811,670

†	In U.S. Dollars unless otherwise indicated.
††	At January 31, 2014, the tax basis cost of the Fund’s investments was $369,404,168 and the unrealized appreciation and depreciation were $8,187,085 and $(2,563,630) respectively.
(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  The total value of these securities as of January 31, 2014 was $128,615,676, which represents 43.5% of net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of January 31, 2014.
(c)	Unsettled bank loan. Interest not available as of January 31, 2014.
(d)	Represents a payment-in-kind security which may pay interest/dividend in additional par/shares.
(e)	Zero coupon security.
(f)

Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of January 31, 2014 was $7,965,803 and represented 2.7% of net assets.

(g)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of January 31, 2014 was $7,965,803 and represented 2.7% of net assets.
(h)	Security in default.
(i)	Non-income producing security.
(j)	Non-U.S. security.

EUR	Euro
GBP	Great British Pound

The following are the details of the restricted securities held by the Fund:

					% of
		Acquisition	Amortized		Net
	Shares/Par	date(s)	Cost	Value	Assets
Amedisys, Inc.	271,040	08/05/2013 - 08/08/2013	$3,799,455	$4,089,994	1.4%
Brake Bros Ltd., 7.125%, 12/15/2018	1,440,000	11/20/2013	2,319,251	2,367,214	0.8%
Datatel, Inc., 9.625%, 12/01/2018	1,433,000	11/14/2013	1,419,171	1,483,155	0.5%
Wise Metals Group LLC, 8.750%, 12/15/2018	24,000	11/26/2013	24,000	25,440	0.0%

Country Weightings
(% of Net Assets)

United States	101.8%
United Kingdom	9.4%
Luxembourg	6.2%
Canada	2.5%
Switzerland	2.4%
Sweden	2.4%
Japan	1.3%
Singapore	0.7%
Bermuda	0.1%
126.8%
Liabilities Exceeding Other Assets, Net	(26.8)%
100.0%

The list of the open forward foreign currency contracts held by the Fund as of January 31, 2014 is as follows:

					Unrealized
Settlement	Currency to		Currency to		Appreciation
Date	Deliver		Receive		(Depreciation)
7/23/2014	EUR	12,200,000	USD	16,457,572	$113,688
7/23/2014	GBP	8,900,000	USD	14,611,085	14,285
					$127,973

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at January 31, 2014 is as follows:

				Unrealized
	Settlement	Currency to	Currency to	Appreciation
Counterparty	Date	Deliver	Receive	(Depreciation)
JPMorgan Chase & Co.	7/23/2014	$(31,196,630)	$31,068,657	$127,973

The table below sets forth information about the levels within the fair value hierarchy which the Fund’s investments were measured at January 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments in Securities
High Yield Securities	$—	$259,897,262	$—	$259,897,262
Leveraged Loans	—	105,371,968	—	105,371,968
Common Stocks	4,887,365	2,301,875	—	7,189,240
Preferred Stocks	2,079,903	489,250	—	2,569,153
Total Investments in Securities	$6,967,268	$368,060,355	$—	$375,027,623

	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments
Assets - Foreign Currency Contracts	$—	$127,973	$—	$127,973
Total Financial Derivative Instruments	$—	$127,973	$—	$127,973

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)          The Registrant’s President and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KKR Income Opportunities Fund

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	March 24, 2014

By (Signature and Title)	/s/ Roshan Chagan
Roshan Chagan, Treasurer and Chief Financial Officer

Date	March 24, 2014